SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

We evaluated subsequent events through the time of filing this Quarterly Report on Form 10-Q. No significant events occurred subsequent to the balance sheet or prior to the filing of this report that would have a material impact on our condensed consolidated financial statements or results of operations.

16. SUBSEQUENT EVENTS

The following events have occurred subsequent to the date of the balance sheet or prior to the filing of this Annual Report on Form 10-K that could have a material impact on our consolidated financial statements or results of operations:

On February 28, 2014, a lawsuit was filed in the Chancery Court of the State of Delaware by CEPH against the Company (the Exelon Litigation) seeking repayment of suspended distributions in relation to the Class D Interests held by CEPH. In 2006, Constellation Holding, Inc (CHI), which merged with and into CEPH in December 2012, purchased the Company’s Class D Interests for $8.0 million. The $8.0 million was to be repaid to CEPH in quarterly distributions of $333,333.33 over a period of six years; however, these distributions could be temporarily suspended if a dispute arose over pricing formulas related to the sale of natural gas from the Robinson’s Bend properties. A dispute arose, so the distributions were suspended pursuant to the Company’s operating agreement and never reinstated. CEPH contends, among other things, that the Company breached its contract to pay the quarterly distributions, acted in bad faith and received unjust enrichment by suspending the quarterly distributions. The Company believes that the allegations contained in the lawsuit are without merit and intends to vigorously defend itself against the claims raised in the complaint. In conjunction with its defense in the Exelon Litigation, the Company anticipates that it will incur legal and other costs that may have a material effect on available cash which could impact CEP’s ability to make distributions.